Jun. 18, 2024
First Trust Managed Municipal ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	5.96%	2.10%	2.96%	5/13/2014
Return After Taxes On Distributions	4.64%	1.09%	1.85%
Return After Taxes on Distributions and Sale of Fund Shares	3.50%	1.18%	1.79%
Bloomberg Revenue 10 Year (8-12) Index (reflects no deduction for fees, expenses or taxes)	6.05%	2.58%	2.87%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	2.60%